Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Current assets	¥ 486,767	¥ 466,913
Non-current assets	2,001,359	2,265,997
Current liabilities	605,418	661,419
Non-current liabilities	516,087	627,186
REVENUE	1,933,836	2,516,810	¥ 2,374,934	[1]
profit for the year	33,485	67,015	73,980	[1]
Other comprehensive income	(11,130)	8,930	(2,648)	[1]
Total comprehensive income	¥ 22,355	¥ 75,945	71,332	[1]
PipeChina [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	29.90%
Current assets	¥ 74,012
Non-current assets	655,982
Current liabilities	55,562
Non-current liabilities	104,150
Net assets	570,282
Group's share of net assets	151,135
Carrying amount of interest in associates	151,135
REVENUE	22,766
profit for the year	6,444
Total comprehensive income	6,444
Group's share of total comprehensive income	¥ 1,532
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	32.00%	32.00%
Current assets	¥ 313,741	¥ 261,520
Non-current assets	177,344	228,933
Current liabilities	404,201	403,052
Non-current liabilities	12,617	17,234
Net assets	74,267	70,167
Group's share of net assets	23,765	22,453
Goodwill	349	349
Carrying amount of interest in associates	24,114	22,802
REVENUE	7,954	9,672	8,520
profit for the year	7,819	7,810	7,554
Other comprehensive income	(1,603)	1,356	651
Total comprehensive income	6,216	9,166	8,205
Group's share of total comprehensive income	1,989	2,933	2,626
Dividends received by the Group	¥ 677	¥ 1,268	983
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	49.00%	49.00%
Current assets	¥ 11,267	¥ 10,823
Non-current assets	2,956	2,618
Current liabilities	4,752	4,752
Non-current liabilities	2,776	2,232
Net assets	6,695	6,457
Group's share of net assets	3,281	3,164
Carrying amount of interest in associates	3,281	3,164
REVENUE	735	712	706
profit for the year	389	349	315
Other comprehensive income		(1)
Total comprehensive income	389	348	315
Group's share of total comprehensive income	191	170	154
Dividends received by the Group	¥ 74	¥ 62	¥ 63

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).